Income Taxes - Changes in Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Valuation allowance as of beginning of year	$ 25,776	$ 19,815	$ 14,171
Decreases recorded as benefit to income tax provision	0	0	0
Increases recorded to income tax provision	11,049	5,961	5,644
Valuation allowance as of end of year	$ 36,825	$ 25,776	$ 19,815